Basic and diluted net income per share	12 Months Ended
Dec. 31, 2017
Basic and diluted net income per share [Abstract]
Basic and diluted net income per share
26.	Basic and diluted net income per share

Basic and diluted net income per share for the years ended December 31, 2015, 2016 and 2017 are calculated as follows:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Numerator:
Net income attributable to the Company	1,033,243	1,523,918	2,493,235
Interest expenses of convertible notes	-	81,085	20,820
Numerator for diluted income per share	1,033,243	1,605,003	2,514,055

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	1,125,189,978	1,127,343,312	1,186,460,144
Dilutive effect of share options	2,711,486	684,455	376,918
Dilutive effect of restricted share units	22,929,699	15,816,362	11,598,378
Dilutive effect of convertible bonds(1)	-	72,267,200	18,202,301
Denominator for diluted calculation	1,150,831,163	1,216,111,329	1,216,637,741

Basic net income per Class A and Class B common share	0.92	1.35	2.10
Diluted net income per Class A and Class B common share	0.90	1.32	2.07
Basic net income per ADS*	18.37	27.04	42.03
Diluted net income per ADS*	17.96	26.40	41.33

*	Each ADS represents 20 common shares.

(1) The weighted average number of common shares outstanding which could potentially dilute basic earnings per share in the future related to the 2019 Convertible Senior Notes was 72,267,200 and 18,202,301 for the years ended December 31, 2016 and 2017 respectively. The 2019 Convertible Senior Notes were included in the computation of diluted earnings per share in 2017 and 2016 because the inclusion of such instrument would be dilutive, while it was excluded in 2015 because the inclusion of such instrument would be anti-dilutive.